Jun-29-04 12:51 From- T-194 P.002/004 F-662

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04032842

1-8389

CERT NYS

NYSE

June 29, 2004

JUN 29

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a share of 7.125% Cumulative Preferred Stock, Series B, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 29, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUN 29 2004
THOMSON FINANCIAL